SHARE-BASED PAYMENTS - Warrants Roll Forward (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Forfeited		(12,800)	(220,401)
Exercisable at December 31, 2020	3,084,831	880,955
Forfeited		$ 3.28
Common stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance	914,539	417,962	268,656
Granted	3,012,048	496,577	149,946
Converison of stock warrants upon IPO	51,642
Exercised	(386,881)
Forfeited			(640)
Warrant Outstanding Ending Balance	3,591,348	914,539	417,962
Common Stock Warrants Exercisable	3,470,866
Weighted Average Exercise Price Outstanding Beginning Balance	$ 2.66	$ 2.81	$ 2.50
Exercisable at December 31, 2020		914,539
Granted	$ 4.58	$ 2.53	3.28
Converison of stock warrants upon IPO	7.66
Exercised	$ 4.57
Weighted Average Exercise Price Outstanding Ending Balance	4.13	2.66	$ 2.81
Weighted Average Exercise Price Exercisable	$ 4.10	$ 2.66
Preferred stock warrants
Class of Warrant or Right [Line Items]
Warrant Outstanding Beginning Balance	806,903	806,903	545,473
Granted			261,430
Converison of stock warrants upon IPO	(806,903)
Warrant Outstanding Ending Balance		806,903	806,903
Weighted Average Exercise Price Outstanding Beginning Balance	$ 0.49	$ 0.49	$ 0.47
Exercisable at December 31, 2020		806,903
Granted			0.53
Converison of stock warrants upon IPO	0.49
Weighted Average Exercise Price Outstanding Ending Balance		$ 0.49	$ 0.49
Weighted Average Exercise Price Exercisable		$ 0.49